UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard High-Yield Corporate Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
CORPORATE BONDS (90.6%)

Finance (2.1%)
Banking (0.7%)
Chevy Chase Savings Bank	6.875%	12/1/2013	$23,595	$24,126
Western Financial Bank	9.625%	5/15/2012	32,695	37,272
Brokerage (0.4%)
E*TRADE Financial Corp.	8.00%	6/15/2011 (2)	22,395	23,627
REFCO Finance Holdings	9.00%	8/1/2012 (2)	16,580	17,887
Real Estate Investment Trusts (0.5%)
CBRE Escrow Inc.	9.75%	5/15/2010	5,940	6,772
iStar Financial Inc.	8.75%	8/15/2008	9,028	10,405
iStar Financial Inc.	6.00%	12/15/2010	8,055	8,534
Thornburg Mortgage	8.00%	5/15/2013	22,240	23,185
Other (0.5%)
Arch Western Finance	6.75%	7/1/2013 (2)	19,610	20,787
Arch Western Finance	6.75%	7/1/2013 (1)(3)	25,005	26,755

				199,350

Industrial (80.1%)
Basic Industry (15.5%)
AK Steel Corp.	7.875%	2/15/2009	5,630	5,714
AK Steel Corp.	7.75%	6/15/2012	17,725	17,947
ARCO Chemical Co.	9.80%	2/1/2020	13,410	14,818
Abitibi-Consolidated Inc.	8.55%	8/1/2010	83,635	91,789
Acetex Corp.	10.875%	8/1/2009	8,645	9,466
Airgas, Inc.	9.125%	10/1/2011	23,900	26,888
BCP Caylux Holdings	9.625%	6/15/2014 (2)	62,005	69,446
Boise Cascade LLC	7.125%	10/15/2014 (2)	11,030	11,582
Borden U.S. Financial/Nova Scotia	9.00%	7/15/2014 (2)	24,585	26,736
Bowater Canada Finance	7.95%	11/15/2011	42,540	45,890
Bowater Inc.	6.50%	6/15/2013	1,785	1,804
CONSOL Energy Inc.	7.875%	3/1/2012	21,705	24,472
Compass Minerals Group	10.00%	8/15/2011	33,080	37,132
Equistar Chemicals LP	10.125%	9/1/2008	5,775	6,612
Equistar Chemicals LP	10.625%	5/1/2011	21,015	24,220
Fluor Corp.	6.95%	3/1/2007	9,820	10,311
Georgia-Pacific Corp.	8.875%	2/1/2010	47,095	55,572
Georgia-Pacific Corp.	9.375%	2/1/2013	72,660	85,739
Graphic Packaging Inc.	8.50%	8/15/2011	20,820	23,370
Harvest Operations Corp.	7.875%	10/15/2011 (2)	7,220	7,389
Hawk Corp.	8.75%	11/1/2014 (2)	5,805	5,921
Hercules Inc.	11.125%	11/15/2007	4,410	5,281
Huntsman Advanced Materials	11.00%	7/15/2010 (2)	5,770	6,693
Huntsman LLC	11.625%	10/15/2010	11,945	14,080
IMC Global, Inc.	10.875%	6/1/2008	27,735	33,698
IMC Global, Inc.	11.25%	6/1/2011	15,720	18,471
IMC Global, Inc.	11.25%	6/1/2011	26,665	31,331
iSpat Inland ULC	9.75%	4/1/2014	6,470	7,829
JohnsonDiversey Inc.	9.625%	5/15/2012	29,845	33,315
Koppers Inc.	9.875%	10/15/2013	22,195	25,080
Longview Fibre Co.	10.00%	1/15/2009	32,790	35,987
Lubrizol Corp.	5.50%	10/1/2014	7,750	7,801
Lyondell Chemical Co.	9.625%	5/1/2007	56,000	61,460
Lyondell Chemical Co.	9.875%	5/1/2007	4,092	4,307
Lyondell Chemical Co.	9.50%	12/15/2008	23,280	25,492
MDP Acquisitions	9.625%	10/1/2012	27,720	31,601
Massey Energy Co.	6.625%	11/15/2010	20,045	21,147
Methanex Corp.	8.75%	8/15/2012	28,910	33,680
Millennium America Inc.	9.25%	6/15/2008	28,160	31,398
Nalco Co.	7.75%	11/15/2011	41,545	44,453
Norske Skog Canada	8.625%	6/15/2011	37,500	39,750
Norske Skog Canada	7.375%	3/1/2014	5,735	5,964
Nova Chemicals Corp.	7.00%	5/15/2006	5,620	5,863
Nova Chemicals Corp.	6.50%	1/15/2012	11,890	12,420
Omnova Solutions Inc.	11.25%	6/1/2010	23,010	26,001
Peabody Energy Corp.	6.875%	3/15/2013	39,260	42,990
Resolution Performance Products LLC	9.50%	4/15/2010	29,995	31,270
Russel Metals Inc.	6.375%	3/1/2014	4,400	4,400
Ryerson Tull, Inc.	9.125%	7/15/2006	11,960	12,528
Steel Dynamics, Inc.	9.50%	3/15/2009	24,270	26,818
Stone Container Corp.	9.25%	2/1/2008	31,000	34,798
Stone Container Corp.	9.75%	2/1/2011	44,400	49,839
Stone Container Corp.	8.375%	7/1/2012	6,300	6,962
Tembec Industries Inc.	8.50%	2/1/2011	38,725	39,596
U.S. Steel LLC	10.75%	8/1/2008	27,175	32,067
Union Carbide Corp.	6.79%	6/1/2025	19,525	19,989
Capital Goods (8.3%)
AEP Industries Inc.	9.875%	11/15/2007	2,995	3,051
Ainsworth Lumber Co. Ltd.	7.25%	10/1/2012 (2)	10,165	10,241
Alliant Techsystems Inc.	8.50%	5/15/2011	10,605	11,533
Allied Waste North America Inc.	8.875%	4/1/2008	48,080	50,965
Allied Waste North America Inc.	8.50%	12/1/2008	4,470	4,694
American Rock Salt Co. LLC	9.50%	3/15/2014	3,360	3,478
American Standard Cos. Inc.	7.375%	2/1/2008	6,000	6,630
American Standard Cos. Inc.	7.625%	2/15/2010	29,730	34,152
Anchor Glass Container	11.00%	2/15/2013	36,690	40,909
Argo Tech Corp.	9.25%	6/1/2011 (2)	10,110	11,020
Building Materials Corp.	7.75%	8/1/2014 (2)	22,290	22,123
Case New Holland Inc.	9.25%	8/1/2011 (2)	61,450	70,360
Case New Holland Inc.	9.25%	8/1/2011 (2)	16,750	19,179
Crown Euro Holdings SA	9.50%	3/1/2011	19,830	22,705
Crown Euro Holdings SA	10.875%	3/1/2013	32,115	38,217
Invensys PLC	9.875%	3/15/2011 (2)	33,735	35,253
K & F Industries, Inc.	9.25%	10/15/2007	21,156	21,553
Kennametal Inc.	7.20%	6/15/2012	8,535	9,437
L-3 Communications Corp.	7.625%	6/15/2012	24,850	27,335
L-3 Communications Corp.	6.125%	7/15/2013	8,425	8,804
NMHG Holding Co.	10.00%	5/15/2009	27,525	30,415
Owens-Brockway Glass Conainter, Inc.	7.75%	5/15/2011	31,555	34,001
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	21,610	23,609
Owens-Brockway Glass Container, Inc.	8.75%	11/15/2012	4,310	4,827
Owens-Illinois, Inc.	8.10%	5/15/2007	4,645	4,947
Owens-Illinois, Inc.	7.35%	5/15/2008	22,780	23,862
Pliant Corp.	11.125%	9/1/2009	18,760	20,167
Portola Packaging	8.25%	2/1/2012	3,160	2,465
SPX Corp.	7.50%	1/1/2013	18,910	20,281
Sequa Corp.	9.00%	8/1/2009	38,155	42,543
Texas Industries Inc.	10.25%	6/15/2011	22,630	25,968
Trinity Industries	6.50%	3/15/2014	3,940	3,920
Tyco International Group SA	6.75%	2/15/2011	15,905	17,998
Tyco International Group SA	6.375%	10/15/2011	28,530	31,812
United Rental North America	6.50%	2/15/2012	47,480	46,887
Communication (19.4%)
ACC Escrow Group	10.00%	8/1/2011	55,360	46,502
AT&T Corp.	8.05%	11/15/2011	85,855	98,375
Advanstar Communications	10.75%	8/15/2010	11,585	12,917
Alamosa Delaware Inc.	8.50%	1/31/2012	1,925	2,036
Alaska Communications System Holdings	9.875%	8/15/2011	34,570	34,181
American Media Operation	8.875%	1/15/2011	5,250	5,519
CSC Holdings, Inc.	7.875%	12/15/2007	33,960	36,507
CSC Holdings, Inc.	8.125%	7/15/2009	28,765	31,498
CSC Holdings, Inc.	8.125%	8/15/2009	35,090	38,424
CSC Holdings, Inc.	7.625%	4/1/2011	42,075	45,757
CSC Holdings, Inc.	6.75%	4/15/2012 (2)	10,160	10,516
Canwest Media	10.625%	5/15/2011	29,710	33,647
Centennial Comm	8.625%	2/1/2014	8,565	8,565
Charter Communications OPT LLC	8.00%	4/30/2012 (2)	41,910	42,224
Charter Communications OPT LLC	8.375%	4/30/2014 (2)	3,600	3,627
Citizens Communications	9.25%	5/15/2011	63,635	72,599
Corus Entertainment, Inc.	8.75%	3/1/2012	47,630	52,988
Dobson Cellular Systems	8.375%	11/1/2011 (2)	6,280	6,468
Dex Media East LLC	9.875%	11/15/2009	33,570	38,606
Dex Media West LLC	8.50%	8/15/2010	8,735	9,958
DirecTV Holdings	8.375%	3/15/2013	31,000	35,456
EchoStar DBS Corp.	9.125%	1/15/2009	1,170	1,305
EchoStar DBS Corp.	6.375%	10/1/2011	43,540	45,010
Fairpoint Communications	11.875%	3/1/2010	4,815	5,537
GCI Inc.	7.25%	2/15/2014	52,655	51,865
Houghton Mifflin Co.	8.25%	2/1/2011	51,825	55,194
Insight Midwest LP	9.75%	10/1/2009	19,000	19,998
Insight Midwest LP	10.50%	11/1/2010	77,295	85,604
Intelsat Ltd	5.25%	11/1/2008	17,290	16,253
Intelsat Ltd.	7.625%	4/15/2012	6,865	6,453
LBI Media, Inc.	10.125%	7/15/2012	655	730
Lamar Media Corp.	7.25%	1/1/2013	10,960	11,919
MCI Inc.	6.688%	5/1/2009	23,915	23,556
MCI Inc.	7.735%	5/1/2014	23,270	22,456
Mail-Well Corp.	9.625%	3/15/2012	32,795	36,566
Mediacom Broadband LLC	11.00%	7/15/2013	37,850	40,500
Mediacom LLC/Mediacom Capital Corp.	9.50%	1/15/2013	16,565	16,317
Medianews Group Inc.	6.875%	10/1/2013	22,880	23,681
Nextel Communications	9.50%	2/1/2011	72,385	82,338
Nextel Communications	6.875%	10/31/2013	37,905	41,269
Nextel Communications	7.375%	8/1/2015	25,680	28,569
PanAmSat Corp.	9.00%	8/15/2014 (2)	1,600	1,716
Quebecor Media Inc.	11.125%	7/15/2011	75,700	87,623
Qwest Communications International Inc.	9.125%	3/15/2012 (2)	93,455	105,371
Qwest Communications International Inc.	7.25%	2/15/2011 (2)	35,165	34,901
R.H. Donnelley Finance Corp.	8.875%	12/15/2010 (2)	38,980	44,242
Rogers Cable Inc.	7.875%	5/1/2012	3,810	4,144
Rogers Cable Inc.	6.25%	6/15/2013	42,465	41,980
Rogers Wireless Inc.	9.625%	5/1/2011	53,740	61,264
Rogers Wireless Inc.	6.375%	3/1/2014	33,590	31,911
Rural Cellular	8.25%	3/15/2012	9,230	9,692
Shaw Communications Inc.	8.25%	4/11/2010	28,950	33,003
Shaw Communications Inc.	7.25%	4/6/2011	1,885	2,055
Sinclair Broadcast Group	8.75%	12/15/2011	16,290	17,675
Sinclair Broadcast Group	8.00%	3/15/2012	4,370	4,599
Triton PCS Inc.	8.50%	6/1/2013	24,620	22,650
Vertis Inc.	9.75%	4/1/2009	14,090	15,429
Vertis Inc.	10.875%	6/15/2009	8,640	9,418
Videotron Telecom Ltd.	6.875%	1/15/2014	4,540	4,710
Western Wireless Corp.	9.25%	7/15/2013	12,135	12,924
Consumer Cyclical (14.6%)
Argosy Gaming Co.	9.00%	9/1/2011	3,775	4,256
Argosy Gaming Co.	7.00%	1/15/2014	15,215	16,128
Arvinmeritor Inc.	8.75%	3/1/2012	41,185	45,715
Aztar Corp	9.00%	8/15/2011	34,925	39,116
Beazer Homes USA, Inc.	8.625%	5/15/2011	34,000	37,230
Beazer Homes USA, Inc.	8.375%	4/15/2012	2,680	2,955
Boyd Gaming Corp.	8.75%	4/15/2012	5,795	6,519
Boyd Gaming Corp.	7.75%	12/15/2012	16,820	18,544
Boyd Gaming Corp.	6.75%	4/15/2014	5,085	5,333
Cummins Inc.	9.50%	12/1/2010	7,940	9,111
D.R. Horton, Inc.	9.75%	9/15/2010	3,525	4,195
D.R. Horton, Inc.	9.375%	3/15/2011	33,650	37,436
D.R. Horton, Inc.	7.875%	8/15/2011	3,460	3,944
Dana Corp.	10.125%	3/15/2010	442	498
Dana Corp.	9.00%	8/15/2011	22,100	26,244
Dura Operating Corp.	8.625%	4/15/2012	30,080	30,907
Felcor Lodging LP	10.00%	9/15/2008	3,276	3,440
Felcor Lodging LP	9.00%	6/1/2011 (1)(3)	7,180	8,113
HMH Properties Inc.	7.875%	8/1/2008	1,302	1,338
Hilton Hotels Corp.	7.50%	12/15/2017	5,110	5,953
Host Marriott LP	9.50%	1/15/2007	46,390	51,261
Host Marriott LP	7.125%	11/1/2013	68,215	73,587
ITT Corp.	7.375%	11/15/2015	2,440	2,751
Isle of Capri Casinos	7.00%	3/1/2014	23,470	24,409
J.B. Poindexter Co.	8.75%	3/15/2014 (2)	19,630	21,102
J.C. Penney Co., Inc.	7.60%	4/1/2007	10,000	10,975
J.C. Penney Co., Inc.	7.375%	8/15/2008	16,185	17,884
John Q. Hammons Hotel	8.875%	5/15/2012	12,935	14,875
KB Home	8.625%	12/15/2008	13,485	15,238
KB Home	7.75%	2/1/2010	7,600	8,227
La Quinta Properties	7.00%	8/15/2012 (2)	5,340	5,714
Lodgenet Entertainment Corp.	9.50%	6/15/2013	9,310	10,171
MGM Mirage, Inc.	8.50%	9/15/2010	78,475	90,050
Mandalay Resort Group	10.25%	8/1/2007	36,280	41,359
Mandalay Resort Group	9.375%	2/15/2010	37,730	44,050
Marquee Inc.	8.625%	8/15/2012 (2)	23,910	26,062
Mastec, Inc.	7.75%	2/1/2008	14,930	13,810
Meritage Corp.	9.75%	6/1/2011	8,970	10,002
Meritage Corp.	7.00%	5/1/2014	14,265	14,622
Navistar International Corp.	9.375%	6/1/2006	6,270	6,740
Navistar International Corp.	7.50%	6/15/2011	3,575	3,852
Park Place Entertainment Corp.	8.875%	9/15/2008	23,930	27,579
Park Place Entertainment Corp.	8.125%	5/15/2011	1,890	2,207
Park Place Entertainment Corp.	7.00%	4/15/2013	35,160	39,643
Penn National Gaming Inc.	8.875%	3/15/2010	5,390	5,936
R.J. Tower Corp.	12.00%	6/1/2013	22,710	15,897
Rite Aid Corp.	8.125%	5/1/2010	15,710	16,731
Rite Aid Corp.	9.50%	2/15/2011	45,305	49,949
Riviera Holdings Corp.	11.00%	6/15/2010	17,840	19,736
Ryland Group, Inc.	9.125%	6/15/2011	22,000	24,585
Seneca Gaming Corp.	7.25%	5/1/2012	21,825	23,053
Speedway Motorsports Inc.	6.75%	6/1/2013	11,505	12,080
Standard Pacific Corp.	9.50%	9/15/2010	690	752
Standard Pacific Corp.	6.875%	5/15/2011	26,250	27,497
Standard Pacific Corp.	7.75%	3/15/2013	12,640	13,714
Starwood Hotel Resorts	7.875%	5/1/2012	51,835	60,582
Station Casinos	6.00%	4/1/2012	9,960	10,433
Station Casinos	6.50%	2/1/2014	32,170	33,939
TRW Automotive Inc.	9.375%	2/15/2013	36,765	42,280
Tenneco Automotive Inc.	10.25%	7/15/2013	19,725	22,980
The Gap Inc.	10.30%	12/15/2008	18,290	22,405
Toll Corp.	8.25%	2/1/2011	7,425	8,056
Toll Corp.	8.25%	12/1/2011	635	703
Visteon Corp.	8.25%	8/1/2010	24,355	25,207
Visteon Corp.	7.00%	3/10/2014	63,265	59,469
Consumer Noncyclical (8.3%)
AmerisourceBergen Corp.	8.125%	9/1/2008	38,605	42,369
AmerisourceBergen Corp.	7.25%	11/15/2012	25,570	27,743
Armkel Finance, Inc.	9.50%	8/15/2009	21,630	23,631
Bio-Rad Laboratories Inc.	7.50%	8/15/2013	6,550	7,107
Biovail Corp.	7.875%	4/1/2010	48,695	50,643
Bombardier Recreational	8.375%	12/15/2013 (2)	21,885	23,526
Columbia/HCA Healthcare Corp.	7.00%	7/1/2007	30,000	31,852
Columbia/HCA Healthcare Corp.	7.25%	5/20/2008	20,280	21,877
Constellation Brands Inc.	8.00%	2/15/2008	5,360	5,883
Constellation Brands Inc.	8.125%	1/15/2012	24,805	27,162
Coventry Health Care Inc.	8.125%	2/15/2012	20,035	21,538
Dimon Inc.	9.625%	10/15/2011	15,560	16,610
Dole Foods Co.	7.25%	6/15/2010	2,170	2,300
Dole Foods Co.	8.875%	3/15/2011	39,665	44,524
Fisher Scientific International	8.125%	5/1/2012	41,307	46,057
HCA Inc.	8.75%	9/1/2010	27,000	31,055
Iasis Healthcare LLC	8.75%	6/15/2014 (2)	19,460	20,920
Jostens IH Corp.	7.625%	10/1/2012 (2)	6,870	7,110
NDC Health Corp.	10.50%	12/1/2012	39,470	42,134
Neighborcare Inc.	6.875%	11/15/2013	22,805	23,660
Omnicare, Inc.	8.125%	3/15/2011	42,445	46,053
Omnicare, Inc.	6.125%	6/1/2013	6,565	6,631
Owens & Minor, Inc.	8.50%	7/15/2011	29,985	33,058
Playtex Products, Inc.	8.00%	3/1/2011	23,730	25,747
Radiologix, Inc.	10.50%	12/15/2008	24,000	25,560
Standard Commercial Corp.	8.00%	4/15/2012	7,015	7,190
Triad Hospitals Inc.	7.00%	5/15/2012	51,465	54,939
United Agricultural Products	8.25%	12/15/2011 (2)	6,055	6,539
VWR International Inc.	6.875%	4/15/2012 (2)	5,285	5,589
VWR International Inc.	8.00%	4/15/2014 (2)	8,810	9,427
Valeant Pharmaceuticals International	7.00%	12/15/2011	13,710	14,019
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014 (2)	7,585	7,680
Winn-Dixie Stores, Inc.	8.875%	4/1/2008	22,915	19,822
Energy (5.5%)
Chesapeake Energy Corp.	8.125%	4/1/2011	48,910	53,801
Chesapeake Energy Corp.	9.00%	8/15/2012	7,500	8,634
Chesapeake Energy Corp.	7.50%	9/15/2013	7,950	8,884
Chesapeake Energy Corp.	7.75%	1/15/2015	3,785	4,216
Chesapeake Energy Corp.	6.875%	1/15/2016	14,045	15,046
Encore Acquisition Co.	8.375%	6/15/2012	7,695	8,541
Encore Acquisition Co.	6.25%	4/15/2014	5,010	5,010
Evergreen Resources	5.875%	3/15/2012	5,400	5,535
Exco Resources Inc.	7.25%	1/15/2011	22,225	24,059
Forest Oil Corp.	8.00%	12/15/2011	21,660	24,801
Forest Oil Corp.	7.75%	5/1/2014	13,755	15,096
Giant Industries	11.00%	5/15/2012	17,468	20,176
Giant Industries	8.00%	5/15/2014	2,630	2,742
Key Energy Services Inc.	6.375%	5/1/2013	5,240	5,384
Magnum Hunter Resources Inc.	9.60%	3/15/2012	28,831	32,867
Markwest Energy	6.875%	11/1/2014 (2)	3,440	3,526
Newfield Exploration Co.	7.45%	10/15/2007	14,500	15,950
Newfield Exploration Co.	8.375%	8/15/2012	33,750	38,517
Parker Drilling Co.	9.625%	10/1/2013	22,645	25,136
Petroleum Geo-Services	10.00%	11/5/2010	40,465	45,928
Plains Exploration & Production Co.	8.75%	7/1/2012	4,385	4,977
Plains Exploration & Production Co.	7.125%	6/15/2014	9,850	10,934
Premcor Refining Group	6.75%	2/1/2011	1,415	1,528
Premcor Refining Group	9.50%	2/1/2013	42,165	49,649
Premcor Refining Group	6.75%	5/1/2014	2,945	3,092
Pride International Inc.	7.375%	7/15/2014 (2)	43,570	49,071
Tesoro Petroleum Corp.	8.00%	4/15/2008	12,105	13,179
Whiting Petroleum Corp.	7.25%	5/1/2012	17,725	18,478
Technology (5.0%)
Amkor Technology Inc.	9.25%	2/15/2008	41,085	39,442
Avaya Inc.	11.125%	4/1/2009	34,152	39,189
Iron Mountain, Inc.	8.625%	4/1/2013	16,435	17,791
Iron Mountain, Inc.	7.75%	1/15/2015	24,220	26,279
Nortel Networks Ltd.	6.125%	2/15/2006	43,895	44,828
Sanmina-SCI Corp.	10.375%	1/15/2010	53,935	62,969
Solectron Corp.	9.625%	2/15/2009	79,490	88,631
UGS Corp.	10.00%	6/1/2012 (2)	33,100	36,907
Xerox Corp.	9.75%	1/15/2009	90,000	105,525
Xerox Corp.	7.125%	6/15/2010	13,215	14,305
Transportation (1.3%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	14,100	14,030
Continental Airlines Enhanced Equipment Trust Certificates	7.056%	9/15/2009	18,810	18,763
Continental Airlines Enhanced Equipment Trust Certificates	6.90%	1/2/2018 (1)	9,397	9,138
Delta Air Lines Enhanced Equipment Trust Certificates	7.111%	9/18/2011	25,545	24,076
Kansas City Southern Industries, Inc.	9.50%	10/1/2008	20,000	22,250
Kansas City Southern Industries, Inc.	7.50%	6/15/2009	23,585	24,587
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	8,195	8,134
Petro Stopping Centers	9.00%	2/15/2012	4,290	4,622
Other (2.2%)
Adesa Corp.	7.625%	6/15/2012	23,850	24,923
Eagle-Picher Inc.	9.75%	9/1/2013	3,745	3,782
FastenTech Inc.	11.50%	5/1/2011 (2)	13,040	14,670
General Cable Corp.	9.50%	11/15/2010	20,705	23,293
Itron Inc.	7.75%	5/15/2012 (2)	3,135	3,166
National Waterworks Inc.	10.50%	12/1/2012	11,980	13,418
Thomas & Betts Corp.	7.25%	6/1/2013	6,225	6,785
Thomas & Betts Corp.	6.39%	2/10/2009	1,400	1,501
Timken Co.	5.75%	2/15/2010	21,860	22,737
UCAR Finance, Inc.	10.25%	2/15/2012	55,940	63,772
Valmont Industries Inc.	6.875%	5/1/2014 (2)	4,065	4,197
Wesco Distribution Inc.	9.125%	6/1/2008	29,100	30,009

				7,566,875

Utilities (8.4%)
Electric (5.0%)
AES Corp.	9.50%	6/1/2009	1,885	2,172
AES Corp.	9.375%	9/15/2010	2,990	3,498
AES Corp.	8.75%	5/15/2013 (2)	53,620	61,730
AES Corp.	9.00%	5/15/2015 (2)	61,990	72,063
Aquila Inc.	9.95%	2/1/2011	28,585	32,122
Avista Corp.	9.75%	6/1/2008	19,005	22,424
CMS Energy Corp.	7.50%	1/15/2009	26,827	28,973
CMS Energy Corp.	8.50%	4/15/2011	21,750	24,713
DPL Inc.	6.875%	9/1/2011	21,310	23,231
Midwest Generation LLC	8.75%	5/1/2034	30,700	34,921
NRG Energy Inc.	8.00%	12/15/2013 (2)	36,110	39,902
Nevada Power Co.	10.875%	10/15/2009	23,605	27,618
Nevada Power Co.	8.25%	6/1/2011	6,500	7,410
Nevada Power Co.	6.50%	4/15/2012	1,910	2,004
Nevada Power Co.	9.00%	8/15/2013	17,140	19,840
Northwestern Corp.	5.875%	11/1/2014 (2)	3,045	3,136
Sierra Pacific Resources	8.625%	3/15/2014	11,390	12,978
TECO Energy Inc.	7.20%	5/1/2011	28,710	31,222
TECO Energy Inc.	7.00%	5/1/2012	2,200	2,365
TNP Enterprises Inc.	10.25%	4/1/2010	5,905	6,377
Western Resources, Inc.	7.125%	8/1/2009	7,995	8,774
Natural Gas (3.4%)
ANR Pipeline Co.	8.875%	3/15/2010	43,690	49,315
Centerpoint Energy Resources	7.875%	4/1/2013	38,085	45,575
El Paso Natural Gas	7.625%	8/1/2010	16,005	17,345
El Paso Production Holdings	7.75%	6/1/2013	48,485	50,667
Semco Energy Inc.	7.125%	5/15/2008	3,490	3,665
Semco Energy Inc.	7.75%	5/15/2013	2,755	2,953
Southern Natural Gas	8.875%	3/15/2010	43,690	49,370
Suburban Propane Partners	6.875%	12/15/2013	12,050	12,472
Williams Cos., Inc.	7.125%	9/1/2011	41,285	46,239
Williams Cos., Inc.	8.125%	3/15/2012	38,775	45,561

				790,635

TOTAL CORPORATE BONDS
(Cost $8,023,473)				8,556,860

U.S. GOVERNMENT SECURITIES (6.3%)

U.S. Treasury Note	6.875%	5/15/2006	115,200	122,976
U.S. Treasury Note	6.625%	5/15/2007	189,675	207,783
U.S. Treasury Note	5.625%	5/15/2008	88,060	95,930
U.S. Treasury Note	5.50%	5/15/2009	92,450	101,507
U.S. Treasury Note	5.75%	8/15/2010	57,675	64,470

TOTAL U.S. GOVERNMENT SECURITIES
(Cost 582,681)				592,666

TEMPORARY CASH INVESTMENTS (7.3%)

Repurchase Agreement (1.6%)
Goldman Sachs & Co.
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $153,124,000,
collateralized by Federal National Mortgage Assn.,
6.00%, 8/1/2034)			153,100	153,100

			Shares
Money Market Fund (5.7%)
Vanguard Market Liquidity Fund, 1.77%*			537,449,510	537,450

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $690,550)				690,550

TOTAL INVESTMENTS (104.2%)
(Cost $9,296,704)				9,840,076

OTHER ASSETS AND LIABILITIES-NET (-4.2%)				(398,688)

NET ASSETS (100%)				$9,441,388

* Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $1,029,346,000, representing 10.9% of net assets.
(3) Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $9,296,704,000. Net unrealized appreciation of investment securities for tax purposes was $543,372,000, consisting of unrealized gains of $580,568,000 on securities that had risen in value since their purchase and $37,196,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.